Debt - Schedule of Future Principal Payments Under Loan (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 9,027
Total future principal payments	9,027
Less unamortized debt discount	45
Total balance as depicted on the balance sheet	8,982
Current portion of long-term debt	8,982	$ 14,716
Total balance as depicted on the balance sheet	$ 8,982